RECEIVABLES (Details) - USD ($)	May 31, 2022	Nov. 30, 2021
Accounts receivable	$ 1,130,116	$ 512,041
Sales tax receivable	273,500	266,464
Corporate income tax receivable	6,742
Other receivables	14,110
Receivables	$ 1,424,468	$ 778,505